Organization and Business Overview	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business Overview

1. Organization and Business Overview

Biofrontera Inc., a Delaware Corporation (the “Company” or “Biofrontera”), is a U.S.-based biopharmaceutical company commercializing a portfolio of pharmaceutical products for the treatment of dermatological conditions with a focus on photodynamic therapy (“PDT”) and topical antibiotics. The Company’s licensed products are used for the treatment of actinic keratoses (“AKs”), which are pre-cancerous skin lesions as well as impetigo, a bacterial skin infection.

The Company includes its wholly owned subsidiary, Biofrontera Discovery GmbH (“Discovery”), formerly known as Bio-FRI GmbH, a limited liability company organized under the laws of Germany, formed on February 9, 2022, as a German presence that manages our clinical trial work and facilitates our relationship   with Biofrontera Pharma GmbH (“Biofrontera Pharma”) and Biofrontera Bioscience GmbH (“Biofrontera Bioscience,” and, together with Biofrontera Pharma, the “Ameluz Licensor”), both of which are related parties as they are wholly owned subsidiaries of Biofrontera AG, a company holding more than five percent of the Company’s common stock.

Our principal licensed product is Ameluz®, which is a prescription drug approved for use in combination with PDT (when used together, “Ameluz® PDT”) using the BF-RhodoLED® and the RhodoLED® XL lamps (the “RhodoLED® Lamps”). In the United States, the PDT treatment is used for the lesion-directed and field-directed treatment of actinic keratoses of mild-to-moderate severity on the face and scalp. We are currently selling Ameluz® for this indication in the U.S. under an exclusive license and supply agreement, the Second Amended and Restated License and Supply Agreement, effective February 13, 2024 (the “Second A&R Ameluz LSA”), with the Ameluz Licensor.

Our second prescription drug licensed product is Xepi® (ozenoxacin cream, 1%), a topical non-fluorinated quinolone that inhibits bacterial growth. Currently, no antibiotic resistance against Xepi® is known and it has been specifically approved by the Food and Drug Administration (the “FDA”) for the treatment of impetigo, a common skin infection, due to Staphylococcus aureus or Streptococcus pyogenes. It is approved for use in the United States in adults and children 2 months and older. Our exclusive license and supply agreement, as amended (“Xepi LSA”) with Ferrer Internacional S.A. (“Ferrer”), assumed by the Company on March 25, 2019 through our acquisition of Cutanea Life Sciences, Inc. (“Cutanea”), enables the Company to market and sell this product in the United States. The Company has generated limited revenue from sales of Xepi due to third-party manufacturing delays that have hampered our commercialization of the product. Ferrer is now in the process of qualifying a new contract manufacturer. If the new contract manufacturer is qualified, we believe that it will be able to supply enough of the Xepi® product line to meet market demand for as long as we maintain it.

However, in the third quarter of 2024, the Company reached the decision to divest its Xepi product line and determined that it met the held for sale accounting criteria. The Company has entered into a letter of intent and expects to complete the sale within the next six to twelve months. The related intangible asset is presented as held for sale under current assets in the Condensed Consolidated Balance Sheets. See Note 7. Assets Held for Sale, for additional information.

Liquidity and Going Concern

Pursuant to the requirements of the Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) Topic 205-40, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, management must evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year from the date the consolidated financial statements are issued. This evaluation does not take into consideration the potential mitigating effect of management’s plans that have not been fully implemented or are not within control of the Company as of the date the financial statements are issued. When substantial doubt exists under this methodology, management evaluates whether the mitigating effect of its plans sufficiently alleviates substantial doubt about the Company’s ability to continue as a going concern. The mitigating effect of management’s plans, however, is only considered if both (1) it is probable that the plans will be effectively implemented within one year after the date that the financial statements are issued, and (2) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

Since we commenced operations in 2015, we have generated significant losses. We incurred net cash outflows from operations of $9.3 million and $16.0 million for the nine months ended September 30, 2024 and 2023, respectively. The Company had an accumulated deficit as of September 30, 2024 of $116.0 million. The Company’s primary sources of liquidity are its cash collected from the sales of its products, and cash flows from financing transactions. As of September 30, 2024, we had cash and cash equivalents of $2.9 million, compared to $1.3 million as of December 31, 2023.

As a result of our losses and projected cash needs, the Company’s management has determined that substantial doubt exists about our ability to continue as a going concern for at least twelve months from the issuance date of these financial statements. The Company’s ability to continue as a going concern is contingent upon successful execution of management’s plans over the next twelve months to improve the Company’s liquidity and profitability, which includes without limitation:

●	Expanding the commercialization of Ameluz® in the United States while decreasing discretionary expenses.
●	Actively pursuing additional capital through the issuance of equity securities, debt or the sale of assets.
●	Controlling expenses and limiting capital expenditures.
●	Realizing the benefit of the reduced cost of inventory in line with the terms of the Second A&R Ameluz LSA.

Management believes that the implementation of such plans will provide the opportunity for the Company to continue as a going concern. However, no assurance can be given that the Company will be successful in these efforts and the substantial doubt will be alleviated.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.

1. Organization and Business Overview

Biofrontera Inc., a Delaware Corporation, (the “Company” or “Biofrontera”) is a U.S.-based biopharmaceutical company commercializing a portfolio of pharmaceutical products for the treatment of dermatological conditions with a focus on photodynamic therapy (“PDT”) and topical antibiotics. The Company’s licensed products are used for the treatment of actinic keratoses, which are pre-cancerous skin lesions as well as impetigo, a bacterial skin infection.

The Company includes its wholly owned subsidiary Bio-FRI GmbH (“Bio-FRI”), a limited liability company organized under the laws of Germany, formed on February 9, 2022, as a German presence to facilitate our relationship with the Ameluz Licensor.

Our principal licensed product is Ameluz®, which is a prescription drug approved for use in combination with the RhodoLED® lamp series, for PDT (when used together, “Ameluz® PDT”). In the United States, the PDT treatment is used for the lesion-directed and field-directed treatment of actinic keratoses of mild-to-moderate severity on the face and scalp. We are currently selling Ameluz® for this indication in the U.S. under an exclusive license and supply agreement (“Ameluz LSA”) with Biofrontera Pharma (“Pharma”) GmbH and Biofrontera Bioscience GmbH (“Biofrontera Bioscience,” and, together with Pharma, the “Ameluz Licensor”), both of which are related parties.

Our second prescription drug licensed product is Xepi® (ozenoxacin cream, 1%), a topical non-fluorinated quinolone that inhibits bacterial growth. Currently, no antibiotic resistance against Xepi® is known and it has been specifically approved by the FDA for the treatment of impetigo, a common skin infection, due to Staphylococcus aureus or Streptococcus pyogenes. It is approved for use in the United States in adults and children 2 months and older. Our exclusive license and supply agreement, as amended (“Xepi LSA”) with Ferrer Internacional S.A. (“Ferrer”) and assumed by the Company on March 25, 2019 through our acquisition of Cutanea Life Sciences, Inc. (“Cutanea”) enables the Company to market and sell this product in the United States. The Company has generated limited revenue from sales of Xepi during the current reporting periods and recent developments with the third-party manufacturer that was providing our supply of Xepi® have resulted in further delays of our commercialization of the product. However, Ferrer is qualifying a new contract manufacturer, Cambrex, which is expected to begin production in the second half of 2024. Once the new third-party manufacturer is qualified, we expect the supply of Xepi® will meet our future market demand.

Liquidity and Going Concern

Since we commenced operations in 2015, we have generated significant losses and have incurred net cash outflows from operations of $24.9 million and $16.2 million for the years ended December 31, 2023 and 2022, respectively . The Company had an accumulated deficit as of December 31, 2023 of $ 99.7 million. The Company’s primary sources of liquidity are its cash collected from the sales of its products, and cash flows from financing transactions. During the year ended December 31, 2023, we received proceeds of $4.1 million from the issuance of common stock and warrants, net of issuance costs (See Note 18. Stockholders’ Equity). As of December 31, 2023, we had cash and cash equivalents of $1.3 million, compared to $17.2 million as of December 31, 2022. These conditions raise substantial doubt about our ability to continue as a going concern for at least twelve months from the issuance date of this report, which management believes has been alleviated through its plans to mitigate these conditions and obtain additional liquidity.

Pursuant to the requirements of the Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) Topic 205-40, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, management must evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year from the date the consolidated financial statements included in this Annual Report on Form 10-K are issued. This evaluation does not take into consideration the potential mitigating effect of management’s plans that have not been fully implemented or are not within control of the Company as of the date the financial statements are issued. When substantial doubt exists under this methodology, management evaluates whether the mitigating effect of its plans sufficiently alleviates substantial doubt about the Company’s ability to continue as a going concern. The mitigating effect of management’s plans, however, is only considered if both (1) it is probable that the plans will be effectively implemented within one year after the date that the financial statements are issued, and (2) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

In an effort to alleviate these conditions, management plans include execution on the 2024 budget approved by the Board, which includes significant discretionary sales and marketing, medical affairs, and dermatology community outreach efforts as we seek to expand the commercialization of Ameluz® in the United States, however, discretionary expenses are about $5.5 million less than what was spent in 2023. We have reduced spending at both the commercial and general and administrative level but do not expect these reductions to impact our ability to grow and achieve our revenue targets. We also expect to incur additional expenses in support of our product commercialization efforts. In addition, we expect to continue to incur significant costs to comply with corporate governance, internal controls and similar requirements applicable to us as a public company in the U.S.

Also, on February 20, 2024, the Company entered into the 2024 LSA with Biofrontera AG which will significantly reduce our cost of inventory in the future. The Company will begin to see gross margins of its primary product, Ameluz®, of approximately 75% as opposed to the prior 50% beginning with inventory purchases after the execution date. This will reduce our cash needs for inventory which will be partially offset by R&D costs, resulting in expected net savings of $0.7 million by March 2025 and continuing in subsequent years.

In addition, on February 19, 2024, the Company entered into a securities and purchase agreement with healthcare-focused institutional investors resulting in net proceeds of $7.2 million, which were received on February 22, 2024. Under the agreement, we also issued warrants to purchase 8,000 shares of Series B-3 Convertible Preferred Stock at an exercise price of $1,000 per share. If these warrants are exercised in full, we will receive additional net proceeds of $7.2 million. To encourage the investors to exercise the warrants, they will expire within 21 days upon the satisfaction of certain conditions (but if such conditions are not met, they will expire three years after issuance). Even though we anticipate that we will satisfy the conditions to trigger the expiration of the warrants and receive additional financing as a result of the exercise of the warrants, there can be no assurance that such conditions will be met or that the investors will choose to exercise the warrants prior to expiration. See Note 25. Subsequent Events- Securities Purchase Agreement for Series B Convertible Preferred.

The Company believes that, as a result of these plans, it has sufficient liquidity and probable financing to meet its funding requirements for at least one year from the date the financial statements are issued. However, the Company’s plans will depend on many factors, including executing on our sales plan over one year from issuance, reaching at least 5% in year to date revenue growth over 2023 by June 2024, receiving shareholder approval to increase the number of authorized shares to enable the warrant exercise, controlling our selling, general and administrative costs, and the investors electing to exercise their warrants within the anticipated timeframe, among other possible challenges and unforeseen circumstances. A lack of execution or unforeseen circumstances may require the Company to raise additional capital or debt which may not be available on acceptable terms, or at all which could result in a material adverse effect on the Company and its financial statements.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of the uncertainties described above.